14. Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Jan. 07, 2022	Jan. 22, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 26, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 12, 2022	Jun. 15, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodValueNewIssues1]								$ 387,053
Floor Brokerage, Exchange and Clearance Fees								$ 11,612		$ 427,314
[custom:PrefundedWarrantsIssuedDuringPeriod]								541,227
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.17	$ 2.66				$ 1.17		$ 2.66		$ 0.0001
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 54		$ 40,000	$ 12,500	$ 3,909,981			$ 3,962,481	$ 8,541,896
Michele Ciavarella [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	425,000	1,003,265		24,476					300,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	$ 162,835	$ 175,396		$ 140,000					$ 136,080
Carlo Reali [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture									200,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture									$ 90,720
Warrants Exercisable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Exercisable			3,166,227					3,166,227					2,625,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.9475					$ 0.9475
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture									3,500,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture									$ 1,587,600
[custom:StockIssuedDuringPeriodSharesNewIssues1]								168,016
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 54		$ 1	$ 1	$ 149			$ 151	$ 328
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	162,835
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	$ 425,000